Income Taxes - Significant components of the Company's consolidated deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Federal net operating loss carryforwards	$ 24,730	$ 21,903
State net operating loss carryforwards	7,207	6,425
Equity compensation	4,353	3,520
Accruals and reserves	26	17
Uncollected grants	712
Investment in subsidiaries	3,931	3,575
Research credits	1,298	1,267
Other assets	46	84
Deferred rent	600	700
Total deferred tax assets	42,903	37,491
Valuation allowance	(37,427)	(28,329)
Total deferred tax assets net of valuation allowance	5,476	9,162
Deferred tax liabilities:
Intangible assets and amortization	(4,680)	(5,255)
Right-of-Use asset	(591)	(696)
Other liabilities	(204)
Total deferred tax liabilities	$ (5,476)	(5,951)
Net deferred tax assets		$ 3,211